Note 15 - Business Segment Information (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018
Corporate, Non-Segment [Member]
Increase (Decrease) in Total Assets	$ 11.2
Waste Management Services [Member]
Increase (Decrease) in Total Assets	4.2
Golf and Related Operations [Member]
Increase (Decrease) in Total Assets	$ 7.3
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Customers	0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Waste Management Services [Member]
Number of Major Customers	0	0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Golf and Related Operations [Member]
Number of Major Customers	0	0